Intangible assets - Schedule of intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning of period	$ 379,246
Amortisation expense	84,444	$ 84,444	$ 84,444
Intangible assets other than goodwill, end of period	294,802	379,246
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning of period	767,228	767,228
Intangible assets other than goodwill, end of period	767,228	767,228	767,228
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning of period	(387,982)	(303,538)
Amortisation expense	84,444	84,444
Intangible assets other than goodwill, end of period	$ (472,426)	$ (387,982)	$ (303,538)